Summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual report on Form 10-K, as filed with the SEC on March 29, 2021. The interim results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the period ending December 31, 2021 or for any future periods.

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Use of significant accounting estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021 and 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Concentrations of credit risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

Earnings per share

Net income (Loss) per Common Share

Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period, excluding shares of common stock subject to forfeiture. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 5,887,500 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events.

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net income (loss) per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months	Three Months
	Ended	Ended
	March 31,	March 31,
	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$5,973	$—
Unrealized gain on marketable securities held in Trust Account	—	—
Less: interest available to be withdrawn for payment of taxes	(5,973)	—
Net income	$—	$—

Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	11,088,616	—
Basic and diluted net income per share, Common stock subject to possible redemption	$0.00	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(247,531)	$(85)
Net income allocable to Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(247,531)	$(85)
Denominator: Weighted Average Non-redeemable common stock	—	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	3,561,384	2,500,000
Basic and diluted net loss per share, Non-redeemable common stock	$(0.07)	$(0.00)

Net Income (Loss) per Common Share

Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period, excluding shares of common stock subject to forfeiture. At December 31, 2019, weighted average shares were reduced for the effect of an aggregate of 375,000 shares of common stock that were subject to forfeiture if the over-allotment option was not exercised by the underwriters (see Note 7). The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 5,887,500 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events.

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net income (loss) per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

		For the Period
		from
		February 13, 2019
	Year Ended	(inception)
	December 31,	through
	2020	December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$5,785	$—
Unrealized gain on marketable securities held in Trust Account	828	—
Less: interest available to be withdrawn for payment of taxes	(6,613)	—
Net income	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	11,111,752	—
Basic and diluted net income per share, Common stock subject to possible redemption	$0.00	$—
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(103,385)	$(1,225)
Net income allocable to Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(103,385)	$(1,225)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,545,512	2,500,000
Basic and diluted net loss per share, Non-redeemable common stock	$(0.04)	$(0.00)

Income taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The effective tax rate differs from the statutory tax rate of 21% for the three months ended March 31, 2021 and 2020, due to the valuation allowance recorded on the Company’s net operating losses.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

On March 27, 2020, the CARES Act was enacted in response to COVID-19 pandemic. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period which the new legislation is enacted. The CARES Act made various tax law changes including among other things (i) increasing the limitation under Section 163(j) of the Internal Revenue Code of 1986, as amended (the “IRC”) for 2019 and 2020 to permit additional expensing of interest (ii) enacting a technical correction so that qualified improvement property can be immediately expensed under IRC Section 168(k), (iii) making modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes and (iv) enhancing the recoverability of alternative minimum tax credits. Given the Company’s full valuation allowance position and capitalization of all costs, the CARES Act did not have an impact on the financial statements.

Recent Accounting Pronouncements

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Reservoir Holdings Inc And Subsidiaries
Basis of Presentation

Basis of presentation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). In the opinion of management, all adjustments considered necessary for a fair presentation have been included.

The following include significant accounting policies that have been adopted by the Company:

Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its majority-owned subsidiaries. The Company records a noncontrolling interest in its consolidated balance sheets and statements of operations with respect to the remaining economic interests in majority-owned subsidiaries it does not own. All intercompany transactions and balances have been eliminated upon consolidation.

The equity method of accounting is used to account for investments in entities in which the Company has the ability to exert significant influence over the investee’s operating and financial polices.

As of March 31, 2021 and 2020, the Company was not involved with any entities identified as variable interest entities.

Use of significant accounting estimates
(b)	Use of significant accounting estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosure of contingent assets and liabilities. Significant estimates are used for, but not limited to, determining useful lives of intangible assets, intangible asset recoverability and impairment and accrued revenue. Actual results could differ from these estimates.

Foreign currencies
(c)	Foreign currencies

The Company has determined the U.S. dollar to be the functional currency of the Company and certain subsidiaries as it is the currency of the primary economic environment in which the companies operate while other subsidiaries have been determined to have the British Pound as their functional currencies.

(i)	Transactions and balances

Monetary assets and liabilities denominated in foreign currencies other than the functional currency are translated into the respective functional currencies at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

(ii)	Translation

Financial statements of subsidiaries with functional currencies other than the U.S. dollar are translated into the presentation currency using the current rate method. Under this method, assets and liabilities are translated at the rate of exchange in effect at the balance sheet date. Revenue and expenses are translated at the average rate of exchange for the fiscal year. Exchange gains and losses are deferred and reflected on the balance sheet in accumulated other comprehensive income and subsequently recognized in income upon substantial disposal of the net investment in the foreign operation.

Cash and cash equivalents
(d)	Cash and cash equivalents
The Company considers all highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents.
Restricted cash
(e)	Restricted cash

Prior to their repurchase, pursuant to the terms of the indenture agreement in connection with the issuance of secured notes, RMM Issuer, a subsidiary of the Company, was required to maintain a trust account in the name of the indenture trustee (the “Trustee”) into which royalty payments received, advances and other collections were required to be deposited after deduction of the applicable writer’s share. On a semi-annual basis, the Trustee distributed the amounts collected to various interested parties as fees for services or, in the case of secured note holders, for the payment of interest and principal. This arrangement was terminated upon the Company’s purchase of the secured notes on April 2, 2019 (see Note 7).

Accounts receivable
(f)	Accounts receivable

Credit is extended to customers based upon an evaluation of the customer’s financial condition. The time between the Company’s issuance of an invoice and payment due date is not significant. Customer payments that are not collected in advance of the transfer of promised services or goods are generally due 30-60 days from invoice date. The Company monitors customer credit risk related to accounts receivable and, when deemed necessary, maintains a provision for estimated uncollectible accounts, which is estimated based on historical experience, aging trends and in certain cases, management judgments about specific customers. Based on this analysis, the Company did not record a provision for estimated uncollectible accounts at March 31, 2021 or 2020.

Concentrations of credit risk
(g)	Concentrations of credit risk

Customer credit risk represents the potential for financial loss if a customer is unwilling or unable to meet its agreed upon contractual payment obligations. Two customers accounted for approximately 43% of total accounts receivable at March 31, 2021 and three customers accounted for approximately 67% of total accounts receivable at March 31, 2020. No other single customer accounted for more than 10% of accounts receivable in either period.

In the Music Publishing business, the Company collects a significant portion of its royalties from global copyright collecting societies. Collecting societies and associations generally are not-for-profit organizations that represent composers, songwriters and music publishers. These organizations seek to protect the rights of their members by licensing, collecting license fees and distributing royalties for the use of the members’ works. The Company does not believe there is any significant collection risk from such societies.

In the Recorded Music business, the majority of the revenue is collected from the Company’s distribution partners rather than directly from many customers. Those distribution partners pay through the revenue to the Company on a monthly basis. The Company routinely assesses the financial strength of its distribution partners and the Company does not believe there is any significant collection risk.

Acquisitions and business combinations
(h)	Acquisitions and business combinations

In conjunction with each acquisition transaction, the Company assesses whether the transaction should follow accounting guidance applicable to an asset acquisition or a business combination. This assessment requires an evaluation of whether the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, resulting in an asset acquisition or, if not, resulting in a business combination. If treated as an asset acquisition, the asset is recorded in accordance with the Company’s intangible asset policy and related acquisition costs are capitalized as part of the asset.

In a business combination, the Company recognizes identifiable assets acquired, liabilities assumed, and non-controlling interests at their fair values at the acquisition date. Any consideration paid in excess of the net fair value of the identifiable assets and liabilities acquired in a business combination is recorded to goodwill and acquisition-related costs are expensed as incurred.

Intangible assets
(i)	Intangible assets

Intangible assets consist primarily of music catalogs (publishing and recorded). Intangible assets are recorded at fair value in a business combination and relative fair value in an asset acquisition. Intangible assets are amortized over their expected useful lives using the straight-line method.

The Company periodically reviews the carrying value of its amortizable intangible assets, whenever events or changes in circumstances indicate that the carrying value may not be recoverable or that the lives assigned may no longer be appropriate. To the extent the estimated future cash inflows attributable to the asset, less estimated future cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. If it is determined that events and circumstances warrant a revision to the remaining period of amortization, an asset’s remaining useful life would be changed, and the remaining carrying amount of the asset would be amortized prospectively over that revised remaining useful life.

Goodwill
(j)	Goodwill

The Company has $402,067 of goodwill at March 31, 2021 and 2020, which is classified with Other assets in the Company’s consolidated balance sheet. All of the goodwill arose in connection with an acquisition on December 29, 2019 (see Note 4) and has been assigned to a reporting unit within the Music Publishing segment. There was no impairment, disposals, or other acquisitions of goodwill in the fiscal years ended March 31, 2021 and 2020.

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company evaluates goodwill for potential impairment on an annual basis on the first day of the fiscal fourth quarter (January 1), or at other times during the year if events or circumstances indicate that it is more-likely-than-not (greater than 50%) that the fair value of a reporting unit, is below the carrying amount.

In reviewing goodwill for impairment, the Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more-likely-than-not that the estimated fair value of a reporting unit is less than its carrying amount. If the Company elects to bypass the qualitative assessment for any reporting unit, or if a qualitative assessment indicates it is more-likely-than-not that the estimated fair value of a reporting unit is less than its carrying amount, the Company performs a quantitative goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit is less than its carrying amount, the Company will measure any goodwill impairment loss as the amount by which the carrying amount of a reporting unit exceeds its fair value, not to exceed the total amount of goodwill allocated to that reporting unit.

Investments in equity affiliates
(k)	Investments in equity affiliates

The Company holds 50% interests in two UK companies, Big Life Management Ltd. (“Big Life Management”) and Big Life Music Ltd. (“Big Life Music” and together with Big Life Management, “Big Life”). The Company is accounting for these investments using the equity method of accounting to reflect the significant influence it has over the operations of these two companies. The Company’s share of investee net income or loss and basis difference amortization is classified as Interest and other income in the consolidated statements of income.

Deferred revenue
(l)	Deferred revenue

Deferred revenue principally relates to fixed fees and minimum guarantees received in advance of the Company’s performance or usage by the licensee. Reductions in deferred revenue are a result of the Company’s performance under the contract or usage by the licensee.

Deferred finance costs
(m)	Deferred finance costs

Deferred finance costs consist of costs incurred in connection with the issuance of secured notes payable and bank loans and are amortized on an effective interest basis over the original term of the related obligation. Deferred finance charges are netted against the debt (see Note 7).

Deferred charges
(n)	Deferred charges

Deferred charges consist of direct costs incurred in connection with the potential acquisition of entertainment interests in music compositions pursued by the Company. Such costs are deferred when closing of the transaction is deemed probable and are added to the cost of the asset once acquired or expensed if the acquisition does not proceed.

Revenues
(o)	Revenues

The Company recognizes revenue when, or as, control of the promised services or goods is transferred to its customers and in an amount that reflects the consideration the Company is contractually due in exchange for those services or goods.

Music Publishing

Music Publishing revenues are earned in the form of royalties relating to the licensing of rights in musical compositions and the sale of published sheet music and songbooks. Royalties principally relate to amounts earned from the public performance of musical compositions, the mechanical reproduction of musical compositions on recorded media including digital formats and the use of musical compositions in synchronization with visual images. Music publishing royalties, except for synchronization royalties, are recognized when the sale or usage occurs. The most common form of consideration for publishing contracts is sales- and usage-based royalties. The collecting societies submit usage reports, typically with payment for royalties due, often on a quarterly or biannual reporting period, in arrears. Royalties are recognized as the sale or usage occurs based upon usage reports when these reports are available for the reporting period or estimates of royalties based on historical data, such as recent royalties reported, company-specific information with respect to changes in repertoire, industry information and other relevant trends when usage reports are not available for the reporting period. Synchronization revenue is recognized as revenue when control of the license is transferred to the customer.

Recorded Music

Revenues from the sale or license of Recorded Music products through digital distribution channels are recognized when the sale or usage occurs based on usage reports received from the customer. Digital licensing contracts are generally long-term with consideration in the form of sales- and usage-based royalties that are received monthly. For certain licenses where the consideration is fixed and the intellectual property being licensed is static, revenue is recognized at the point in time when control of the licensed content is transferred to the customer.

Revenues from the sale of physical Recorded Music products are recognized upon delivery, which occurs once the product has been shipped and control has been transferred.

Principal versus agent revenue recognition
(p)	Principal versus agent revenue recognition

The Company reports revenue on a gross or net basis based on management’s assessment of whether the Company acts as a principal or agent in the transaction. The determination of whether the Company acts as a principal or an agent in a transaction is based on an evaluation of whether the Company controls the good or service before transfer to the customer. When the Company concludes that it controls the good or service before transfer to the customer, the Company is considered a principal in the transaction and records revenue on a gross basis. When the Company concludes that it does not control the good or service before transfer to the customer but arranges for another entity to provide the good or service, the Company acts as an agent and records revenue on a net basis in the amount it earns for its agency service.

The Company is typically required to pay a specified portion of the fees, earnings, payments and revenues received from the exploitation of the underlying music compositions to the original songwriter (“Royalty Costs”). The Company records revenues on a gross basis reflecting its position as a principal in the transaction and any royalties payable to third parties, including the Writer’s Fees, are recorded as expenses.

Royalty costs and royalty advances
(q)	Royalty costs and royalty advances

The Company incurs royalty costs that are payable to its recording artists and songwriters generated from the sale or license of its music publishing copyrights and recorded music catalog. Royalties are calculated using negotiated rates in accordance with recording artist and songwriter contracts. Calculations are based on revenue earned or user/usage measures or a combination of these. There are instances where such data is not available to be processed and royalty cost calculations may be complex or involve judgments about significant volumes of data to be processed and analyzed.

In many instances, the Company commits to pay its recording artists and songwriters royalties in advance of future sales. The Company accounts for these advances under the related guidance in FASB ASC Topic 928, Entertainment — Music (“ASC 928”). Under ASC 928, the Company capitalizes as assets certain advances, which it believes are recoverable from future royalties to be earned by the recording artist or songwriter, when paid. Recoverability is assessed upon initial commitment of the advance based upon the Company’s forecast of anticipated revenue from the sale of future and existing albums or musical compositions. In determining whether the advance is recoverable, the Company evaluates the current and past popularity of the recording artist or songwriter, the sales history of the recording artist or songwriter, the initial or expected commercial acceptability of the product, the current and past popularity of the genre of music that the product is designed to appeal to, and other relevant factors. Advances vary in both amount and expected life based on the underlying recording artist or songwriter. To the extent that a portion of an outstanding advance is no longer deemed recoverable, that amount will be expensed in the period the determination is made.

Share-based compensation
(r)	Share-based compensation

Compensation expense related to the issuance of share-based awards to the Company’s employees is measured at fair value on the grant date. We use the Black-Scholes option pricing model to value stock options. The compensation expense for awards that vest over a future service period is recognized over the requisite service period on a straight-line basis. The Company recognizes share-based award forfeitures as they occur rather than estimating by applying a forfeiture rate.

Earnings per share
(s)	Earnings per share

The consolidated statements of income present basic and diluted earnings per share (“EPS”). Basic earnings per share is computed using the two-class method which includes the weighted average number of shares of common stock outstanding during the period and other securities that participate in dividends (a “participating security”). Since the Preferred Shares (as defined in Note 12) participate in dividends alongside the Company’s common shares, the Preferred Shares constitute participating securities. Under the two-class method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends.

Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional shares for potential dilutive effects of the Preferred Shares and stock options outstanding during the period. The dilutive effects of the Preferred Shares are calculated in accordance with the if-converted method, or two-class method, whichever is more dilutive and the dilutive effects of stock options is calculated in accordance with the treasury stock method. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Employee Benefit Plans
(t)	Employee Benefit Plans

The Company has a 401(k) retirement savings plan (the “RHI Plan”) open to U.S. based employees who have completed three months of eligible service. The Company contributes $0.60 for every $1.00 of employee contributions up to a maximum of 6% of the employee’s salary based upon each individual participant’s election. Expenses totaled $109,265 and $98,000 for employer contributions to the RHI Plan in the fiscal years ended March 31, 2021 and 2020, respectively.

Income taxes
(u)	Income taxes

Income taxes are determined using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the differences between the accounting bases of assets and liabilities and their corresponding tax basis. Deferred taxes are measured using enacted tax rates expected to apply when the asset is realized, or the liability is settled. A deferred tax asset is recognized when it is considered more likely than not to be realized. Through April 24, 2019, the Company filed income taxes as part of a consolidated group return with the Company’s then sole shareholder, Wesbild, Inc. Income taxes for the period subsequent to April 24, 2019 have been filed separately by the Company.

RMM has elected to treat taxes on GILTI as period costs and no deferred tax asset or liability is recorded.

Comprehensive income
(v)	Comprehensive income

The Company reports in accordance with ASC 220, Comprehensive Income. This standard requires companies to classify items of other comprehensive income/loss by their nature in the financial statements and display the accumulated balance of other comprehensive income (loss) separately from capital stock and accumulated deficit in the shareholders’ equity section of a statement of financial position.

Derivative financial instruments
(w)	Derivative financial instruments

The Company’s interest rate swaps have not been designated as a hedging instrument and, therefore, are recognized at fair value at the end of each reporting period with changes in fair value recorded in income.

Fair value measurement and hierarchy
(x)	Fair value measurement and hierarchy

The Company reports in accordance with ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability and are based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

●	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
●	Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
●	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. See Note 15.

Recent Accounting Pronouncements
(y)	Recent Accounting Pronouncements

Accounting Standards Not Yet Adopted

As an “emerging growth company” (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU 2016-02, Leases: (Topic 842) (“ASU 2016-02”), which establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of income. For public entities, this guidance was effective for annual reporting periods beginning after December 15, 2018, including interim periods within that annual reporting period. Under the guidance of ASU 2020-05, the new standard is effective for the Company April 1, 2022 and interim periods within the fiscal year beginning April 1, 2023. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company has not yet completed an analysis of the impact of the new lease guidance. Under current accounting guidance for leases, the Company does not recognize an asset or liability created by operating leases where the Company is the lessee. Therefore, the Company expects an increase to its assets and liabilities on the Company’s consolidated balance sheet as a result of recognizing assets and liabilities for operating leases where the Company is the lessee on the date of initial application of the new guidance. However, the Company cannot currently quantify this increase or the impact, if any, on its consolidated statements of income. The Company does not expect the adoption of this new guidance will have a material impact on the amount or timing of the Company’s cash flows or liquidity.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology in current US GAAP, with a methodology that reflects expected credit losses. Subsequent to ASU 2016-13, the FASB has issued several related ASUs amending the original ASU. The updates are intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. For public entities, this guidance was effective for annual reporting periods beginning after December 15, 2019, including interim periods within that annual reporting period. For the Company, this update is effective April 1, 2023, including interim periods within that fiscal year, with early adoption permitted for annual periods beginning after December 15, 2018. The Company has not yet evaluated the effect that this ASU will have on the Company’s consolidated financial statements.

In April 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”), which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting; particularly as it relates to the risk of cessation of LIBOR. The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by this ASU do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The Company has not yet evaluated the effect that this ASU will have on the Company’s consolidated financial statements.